Share-Based Payments - Employee Stock Ownership Plan Inputs Used (Details)		1 Months Ended
	Nov. 15, 2018 EUR (€) yr € / shares	Apr. 03, 2019 EUR (€) yr € / shares	Jan. 31, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €			€ 116.58
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 7.41	€ 6.93
Weighted average share price (in euros per share) | € / shares	€ 14.40	€ 15.72
Exercise price (in euros per share) | € / shares	€ 10.14	€ 15.03
Expected volatility	46.00%	46.00%
Expected life (in years) | yr	5.8	6.0
Risk-free interest rate	0.10%	0.10%